Financial risk management - Summary of Sensitivity Analysis on Changes in Foreign Exchange Rates Impact on Profit Loss (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Cash and cash equivalents [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Risk factor	Currency fluctuation
Trade receivables [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Risk factor	Currency fluctuation
Trade payables [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Risk factor	Currency fluctuation
Exchange rate derivatives [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Risk factor	Currency fluctuation
Loans, borrowings and debentures [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Risk factor	Currency fluctuation
Leases [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Risk factor	Currency fluctuation
Contingent consideration payable [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Risk factor	Currency fluctuation
Probable [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	R$ (14,869)
Probable [member] | Cash and cash equivalents [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	(3,292)
Probable [member] | Trade receivables [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	(159)
Probable [member] | Trade payables [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	599
Probable [member] | Exchange rate derivatives [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	(98,904)
Probable [member] | Loans, borrowings and debentures [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	85,159
Probable [member] | Leases [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	452
Probable [member] | Contingent consideration payable [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	1,276
25% [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	495,593
25% [member] | Cash and cash equivalents [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	118,226
25% [member] | Trade receivables [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	5,648
25% [member] | Trade payables [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	(21,533)
25% [member] | Exchange rate derivatives [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	3,501,571
25% [member] | Loans, borrowings and debentures [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	(3,046,322)
25% [member] | Leases [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	(16,224)
25% [member] | Contingent consideration payable [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	(45,773)
50% [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	991,186
50% [member] | Cash and cash equivalents [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	236,452
50% [member] | Trade receivables [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	11,297
50% [member] | Trade payables [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	(43,068)
50% [member] | Exchange rate derivatives [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	7,003,143
50% [member] | Loans, borrowings and debentures [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	(6,092,643)
50% [member] | Leases [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	(32,448)
50% [member] | Contingent consideration payable [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	(91,547)
-25% [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	(495,593)
-25% [member] | Cash and cash equivalents [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	(118,226)
-25% [member] | Trade receivables [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	(5,648)
-25% [member] | Trade payables [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	21,533
-25% [member] | Exchange rate derivatives [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	(3,501,571)
-25% [member] | Loans, borrowings and debentures [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	3,046,322
-25% [member] | Leases [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	16,224
-25% [member] | Contingent consideration payable [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	45,773
-50% [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	(991,186)
-50% [member] | Cash and cash equivalents [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	(236,452)
-50% [member] | Trade receivables [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	(11,297)
-50% [member] | Trade payables [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	43,068
-50% [member] | Exchange rate derivatives [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	(7,003,143)
-50% [member] | Loans, borrowings and debentures [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	6,092,643
-50% [member] | Leases [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	32,448
-50% [member] | Contingent consideration payable [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	R$ 91,547